CONSOLIDATED STATEMENTS OF CASH FLOWS	6 Months Ended
Dec. 31, 2015 USD ($)
Cash Flows From Operating Activities
Net Loss	$ (372,396)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(13,468)
Deposit	(7,740)
Accounts payable	(16,845)
Accrued liabilities	31,941
Net Cash Used in Operating Activities	(378,508)
Cash Flows From Investing Activities
Cash acquired in acquisition	126,843
Net Cash Provided by Investing Activities	126,843
Cash Flows From Financing Activities
Proceeds from issuance of common stock for cash	1,775,383
Cash paid to acquire Treasury Stock	(377,250)
Net Cash Provided by Financing Activities	1,398,133
Effect of exchange rate changes on cash	(13,221)
Net Increase in Cash	$ 1,133,247
Cash at Beginning of Period
Cash at End of Period	$ 1,133,247
Noncash Investing and Financing Information:
Fair value of assets acquired	167,535
Fair value of liabilities assumed	38,263
Shares issued in reverse capitalization	256,115
Supplemental Disclosures of Cash Flow Information:
Cash Paid for Interest	$ 641
Cash Paid for Taxes